ACQUISITIONS - Citigo acquisition and Other acquisitions (Details) € in Millions, ¥ in Millions				12 Months Ended
	Apr. 30, 2021 CNY (¥)	Jan. 02, 2020 EUR (€) item	Jan. 02, 2020 CNY (¥) item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥) item
CitiGo Hotels
Acquisitions
Percentage of ownership interest acquired	100.00%
Aggregated consideration	¥ 783
Cash consideration					¥ 749
Other acquisitions
Acquisitions
Cash consideration				¥ 9	¥ 51	¥ 26
Number of hotels acquired | item				7	3	3
Deutsche Hospitality
Acquisitions
Percentage of ownership interest acquired		100.00%	100.00%
Aggregated consideration		€ 720	¥ 5,624
Number of brands in which entity is operating | item		5	5